Annual Total Returns- Internet Fund (Investor Class and Class H) [BarChart] - Investor Class and Class H - Internet Fund - Investor Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(11.87%)	19.66%	51.64%	2.05%	8.74%	4.79%	34.42%	(2.95%)	26.05%	61.14%